SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Impairment losses	$ 243,900
Impairment loss for assets		$ 873
Incremental Costs from the Acquisition of Contracts
Significant accounting policies
Average period for amortization	2 years
3G/4G licenses
Significant accounting policies
Average period for amortization	15 years
Nucleo's licenses - PCS
Significant accounting policies
Average period for amortization	5 years
Nucleo's licenses - 700 MHz-band spectrum
Significant accounting policies
Average period for amortization	10 years
Nucleo's Internet And Data Transmission
Significant accounting policies
Average period for amortization	5 years
Fixed-telephony customers
Significant accounting policies
Amortized over the estimated term	10 years
Other Exclusivity Rights, Rights of Use | Minimum [Member]
Significant accounting policies
Average period for amortization	2 years
Other Exclusivity Rights, Rights of Use | Maximum [Member]
Significant accounting policies
Average period for amortization	28 years
AR [Member] | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	6 years
PY [Member] | Mobile telephony customers
Significant accounting policies
Amortized over the estimated term	5 years